Victory Portfolios III

Victory California Bond Fund

Supplement dated January 18, 2024, to the Prospectus dated July 1, 2023, as supplemented

1.The fifth paragraph under the section titled "Additional Fund Information" is deleted in its entirety and replaced with the following:

During normal market conditions, at least 80% of the Fund's net assets will consist of California tax-exempt securities and at least 80% of the Fund's annual net investment income dividends will be excluded from a shareholder's gross income for federal income tax purposes (exempt-interest dividends) and will be exempt from California state income taxes. Furthermore, it is our intention generally to purchase only securities that pay interest income exempt from federal income tax. In addition, at least 80% of the Fund's annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT ("Tax Preference Item"). However, of course, changes in federal tax laws or other unforeseen circumstances could result in the Fund earning income that is a Tax Preference Item. These policies may be changed only by a shareholder vote.

2.The Changes in Tax Risk under the section titled "Risk Factors" is deleted in its entirety and replaced with the following:

Changes in Tax Law Risk: In order to attempt to pay interest that is exempt from federal or state and local income tax, tax- exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest earned and distributed to shareholders by the Fund to be taxable. In addition, interest from one or more municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service ("IRS") or state tax authorities, or noncompliant conduct of a bond issuer. Changes or proposed changes in federal or state income tax or other laws also may cause the prices of tax-exempt securities to fall. A portion of the Fund's otherwise exempt-interest dividends may be taxable to shareholders subject to the federal AMT due to federal tax law changes or other unforeseen circumstances.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory New York Bond Fund

Supplement dated January 18, 2024, to the Prospectus dated July 1, 2023, as supplemented

1.The fifth paragraph under the section titled "Additional Fund Information" is deleted in its entirety and replaced with the following:

During normal market conditions, at least 80% of the Fund's net assets will consist of New York tax-exempt securities and at least 80% of the Fund's annual net investment income dividends will be excluded from a shareholder's gross income for federal income tax purposes (exempt-interest dividends) and will be exempt from New York state income taxes. Furthermore, it is our intention generally to purchase only securities that pay interest income exempt from federal income tax. In addition, at least 80% of the Fund's annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT ("Tax Preference Item"). However, of course, changes in federal tax laws or other unforeseen circumstances could result in the Fund earning income that is a Tax Preference Item. These policies may be changed only by a shareholder vote.

2.The Changes in Tax Risk under the section titled "Risk Factors" is deleted in its entirety and replaced with the following:

Changes in Tax Law Risk: In order to attempt to pay interest that is exempt from federal or state and local income tax, tax- exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest earned and distributed to shareholders by the Fund to be taxable. In addition, interest from one or more municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service ("IRS") or state tax authorities, or noncompliant conduct of a bond issuer. Changes or proposed changes in federal or state income tax or other laws also may cause the prices of tax-exempt securities to fall. A portion of the Fund's otherwise exempt-interest dividends may be taxable to shareholders subject to the federal AMT due to federal tax law changes or other unforeseen circumstances.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Virginia Bond Fund

Supplement dated January 18, 2024, to the Prospectus dated July 1, 2023, as supplemented

1.The fifth paragraph under the section titled "Additional Fund Information" is deleted in its entirety and replaced with the following:

During normal market conditions, at least 80% of the Fund's net assets will consist of Virginia tax-exempt securities and at least 80% of the Fund's annual net investment income dividends will be excluded from a shareholder's gross income for federal income tax purposes (exempt-interest dividends) and will be exempt from Virginia state income taxes. Furthermore, it is our intention generally to purchase only securities that pay interest income exempt from federal income tax. In addition, at least 80% of the Fund's annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT ("Tax Preference Item"). However, of course, changes in federal tax laws or other unforeseen circumstances could result in the Fund earning income that is a Tax Preference Item. These policies may be changed only by a shareholder vote.

2.The Changes in Tax Risk under the section titled "Risk Factors" is deleted in its entirety and replaced with the following:

Changes in Tax Law Risk: In order to attempt to pay interest that is exempt from federal or state and local income tax, tax- exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest earned and distributed to shareholders by the Fund to be taxable. In addition, interest from one or more municipal bonds held by the Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service ("IRS") or state tax authorities, or noncompliant conduct of a bond issuer. Changes or proposed changes in federal or state income tax or other laws also may cause the prices of tax-exempt securities to fall. A portion of the Fund's otherwise exempt-interest dividends may be taxable to shareholders subject to the federal AMT due to federal tax law changes or other unforeseen circumstances.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Portfolios III

Victory Tax Exempt Long-Term Fund

Victory Tax Exempt Intermediate-Term Fund

Victory Tax Exempt Short-Term Fund

Victory Tax Exempt Money Market Fund

Supplement dated January 18, 2024, to the Prospectus dated July 1, 2023, as supplemented

1.The fifth paragraph under the section titled "Additional Fund Information" is deleted in its entirety and replaced with the following:

During normal market conditions, at least 80% of each Fund's annual net investment income dividends will be excluded from a shareholder's gross income for federal income tax purposes (exempt-interest dividends). Furthermore, it is our intention generally to purchase only securities that pay interest income exempt from federal income tax. In addition, at least 80% of each Fund's annual income (and, therefore, its net investment income dividends) will not be a tax preference item for purposes of the federal AMT ("Tax Preference Item"). However, of course, changes in federal tax laws or other unforeseen circumstances could result in a Funds earning income that is a Tax Preference Item. These policies may be changed only by a shareholder vote.

2.The Changes in Tax Risk under the section titled "Risk Factors" is deleted in its entirety and replaced with the following:

Changes in Tax Law Risk: In order to attempt to pay interest that is exempt from federal or state and local income tax, tax- exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest earned and distributed to shareholders by a Fund to be taxable. In addition, interest from one or more municipal bonds held by a Fund could be declared taxable because of unfavorable changes in tax or other laws, adverse interpretations by the Internal Revenue Service ("IRS") or state tax authorities, or noncompliant conduct of a bond issuer. Changes or proposed changes in federal or state income tax or other laws also may cause the prices of tax-exempt securities to fall. A portion of a Fund's otherwise exempt-interest dividends may be taxable to shareholders subject to the federal AMT due to federal tax law changes or other unforeseen circumstances.

If you wish to obtain more information, please call the Victory Funds at (800) 235-8396 or your financial advisor.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.